The European Equity Fund, Inc.

Schedule of Investments	as of September 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 95.6%
United Kingdom 17.8%
Hotels, Restaurants & Leisure 2.1%
Compass Group PLC	62,000	1,601,009

Multiline Retail 1.8%
B&M European Value Retail SA	297,851	1,392,217

Multi-Utilities 3.4%
National Grid PLC	240,000	2,615,363

Pharmaceuticals 4.0%
AstraZeneca PLC	34,000	3,079,187

Tobacco 2.9%
British American Tobacco PLC	60,000	2,223,144

Wireless Telecommunication Services 3.6%
Vodafone Group PLC	1,400,000	2,794,176
Total United Kingdom (Cost $14,209,702)		13,705,096

France 16.6%
Aerospace & Defense 2.5%
Thales SA	17,000	1,954,915

Commercial Services & Supplies 1.1%
Edenred	17,000	815,876

Construction & Engineering 2.9%
Bouygues SA	56,000	2,243,220

Entertainment 2.0%
Vivendi SA	56,000	1,536,987

Health Care Equipment & Supplies 2.5%
BioMerieux	23,000	1,902,813

Household Durables 1.6%
SEB SA	8,000	1,214,696

IT Services 2.1%
Worldline SA 144A*	26,000	1,640,886

Machinery 1.9%
Alstom SA	36,000	1,492,297
Total France (Cost $12,930,931)		12,801,690

Germany 16.5%
Air Freight & Logistics 2.0%
Deutsche Post AG (Registered)	46,000	1,536,540

Capital Markets 2.0%
Deutsche Boerse AG	10,000	1,563,060

Chemicals 3.4%
Evonik Industries AG	48,000	1,185,048
LANXESS AG	24,000	1,464,960
		2,650,008
Health Care Equipment & Supplies 2.5%
Siemens Healthineers AG 144A	48,000	1,888,491

Insurance 2.2%
Allianz SE (Registered)	7,200	1,678,295

	Shares	Value ($)
Internet & Direct Marketing Retail 0.7%
Zalando SE 144A*	12,000	547,790

Pharmaceuticals 2.3%
Merck KGaA	16,000	1,802,424

Software 1.4%
SAP SE	9,000	1,058,303
Total Germany (Cost $11,502,489)		12,724,911

Switzerland 13.3%
Capital Markets 1.9%
Partners Group Holding AG	1,900	1,458,959

Chemicals 1.5%
Sika AG (Registered)	8,000	1,171,162

Food Products 2.7%
Barry Callebaut AG (Registered)	1,000	2,063,572

Insurance 2.3%
Baloise Holding AG (Registered)	10,000	1,792,841

Technology Hardware, Storage & Peripherals 2.3%
Logitech International SA (Registered)	44,000	1,785,942

Transportation Infrastructure 2.6%
Flughafen Zurich AG (Registered)	10,600	1,964,183
Total Switzerland (Cost $8,779,395)		10,236,659

Netherlands 12.3%
Banks 2.2%
ING Groep NV	160,000	1,674,938

Beverages 2.5%
Heineken NV	18,000	1,945,519

Oil, Gas & Consumable Fuels 3.5%
Royal Dutch Shell PLC ''B''	92,000	2,735,869

Professional Services 2.3%
Wolters Kluwer NV	24,000	1,752,197

Semiconductors & Semiconductor Equipment 1.8%
ASML Holding NV	5,700	1,411,904
Total Netherlands (Cost $8,099,402)		9,520,427

Denmark 6.6%
Electric Utilities 1.9%
Orsted A/S 144A	16,000	1,487,036

Electrical Equipment 2.0%
Vestas Wind Systems A/S	20,000	1,552,791

Pharmaceuticals 2.7%
Novo Nordisk A/S ''B''	40,000	2,056,471
Total Denmark (Cost $4,531,028)		5,096,298

Finland 5.2%
Insurance 2.5%
Sampo OYJ ''A''	48,000	1,908,633

Oil, Gas & Consumable Fuels 2.7%
Neste OYJ†	63,000	2,085,508
Total Finland (Cost $3,679,852)		3,994,141

Ireland 3.0%
Food Products 3.0%
Kerry Group PLC ''A'' (Cost $1,727,468)	20,000	2,339,140

	Shares	Value ($)
Belgium 2.4%
Banks 2.4%
KBC Group NV (Cost $1,738,078)	29,000	1,884,588

Sweden 1.9%
Household Products 1.9%
Essity AB ''B'' (Cost $1,151,919)	50,000	1,460,912
Total Common Stocks (Cost $68,350,264)		73,763,862

	Contracts	Value ($)
Put Options Purchased 0.1%
Exchange-Traded Index Options Contracts
Deutsche Boerse AG German Stock Index, Expiration Date 12/20/2019, Strike Price EUR 10,000, Notional Amount EUR 30,000,000 (Cost $190,456)	600	73,575

	Shares	Value ($)
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (Cost $2,160,497) (a) (b)	2,160,497	2,160,497

Cash Equivalents 4.1%
DWS Central Cash Management Government Fund, 1.96% (Cost $3,129,182) (b)	3,129,182	3,129,182

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $73,830,399)	102.6	79,127,116
Other Assets and Liabilities, Net	(2.6)	(2,009,865)
Net Assets	100.0	77,117,251

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2019 are as follows:
Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (a) (b)
–	2,160,497(c)	–	–	–	22,395	–	2,160,497	2,160,497
Cash Equivalents 4.1%
DWS Central Cash Management Government Fund, 1.96% (b)
5,044,780	19,956,594	21,872,192	–	–	53,178	–	3,129,182	3,129,182
5,044,780	22,117,091	21,872,192	–	–	75,573	–	5,289,679	5,289,679

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2019 amounted to $2,064,653, which is 2.7% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
United Kingdom	$13,705,096	$—	$—	$13,705,096
France	12,801,690	—	—	12,801,690
Germany	12,724,911	—	—	12,724,911
Switzerland	10,236,659	—	—	10,236,659
Netherlands	9,520,427	—	—	9,520,427
Denmark	5,096,298	—	—	5,096,298
Finland	3,994,141	—	—	3,994,141
Ireland	2,339,140	—	—	2,339,140
Belgium	1,884,588	—	—	1,884,588
Sweden	1,460,912	—	—	1,460,912
Short-Term Instruments (d)	5,289,679	—	—	5,289,679
Derivatives (e)
Purchased Options	73,575	—	—	73,575
Total	$79,127,116	$—	$—	$79,127,116

(d) See Schedule of Investments for additional detailed categorizations.
(e) Derivatives include value of options purchased.

Derivatives

The following table presents, by major type of derivative contract, the value of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Purchased Options
Equity Contracts	$ 73,575